Risks Arising from Financial Instruments - Summary of Currency Transactional Risk (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Euro to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	21.17	22.54
Volatility of rates	8.92%	14.75%
Euro to Pound Sterling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	0.85	0.89
Volatility of rates	7.35%	6.03%
Euro to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	1,297.02	1,277.14
Volatility of rates	6.17%	7.45%
Euro to US Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	1.12	1.15
Volatility of rates	4.69%	7.32%
Pound Sterling to US Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	1.32	1.28
Volatility of rates	8.08%	8.45%
US Dollar to Australian Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	1.42	1.42
Volatility of rates	6.70%	8.50%
US Dollar to Chinese Yuan [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	6.96	6.88
Volatility of rates	4.86%	4.45%
US Dollar to Colombian Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	3,272.63	3,246.70
Volatility of rates	10.31%	11.64%
US Dollar to Euro [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	0.89	0.87
Volatility of rates	4.69%	7.32%
US Dollar to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	18.85	19.68
Volatility of rates	8.48%	13.00%
US Dollar to Nigerian Naira [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	362.59	362.54
Volatility of rates	3.31%	2.11%
US Dollar to Peruvian Nuevo Sol [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	3.32	3.37
Volatility of rates	4.50%	3.90%
US Dollar to South African Rand [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	14.04	14.37
Volatility of rates	12.74%	16.82%
US Dollar to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	1,154.55	1,115.40
Volatility of rates	7.78%	7.74%
US Dollar to Tanzanian Shilling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	2,300.14	2,298.32
Volatility of rates	4.94%	3.76%
US Dollar to Zambian Kwacha [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	14.02	11.88
Volatility of rates	19.85%	13.41%
Bottom of range [member] | Euro to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	19.28	19.21
Bottom of range [member] | Euro to Pound Sterling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	0.79	0.84
Bottom of range [member] | Euro to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1,216.94	1,181.98
Bottom of range [member] | Euro to US Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1.07	1.06
Bottom of range [member] | Pound Sterling to US Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1.21	1.17
Bottom of range [member] | US Dollar to Australian Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1.33	1.30
Bottom of range [member] | US Dollar to Chinese Yuan [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	6.62	6.57
Bottom of range [member] | US Dollar to Colombian Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	2,935.33	2,868.9
Bottom of range [member] | US Dollar to Euro [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	0.85	0.81
Bottom of range [member] | US Dollar to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	17.25	17.12
Bottom of range [member] | US Dollar to Nigerian Naira [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	350.58	354.9
Bottom of range [member] | US Dollar to Peruvian Nuevo Sol [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	3.17	3.24
Bottom of range [member] | US Dollar to South African Rand [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	12.26	11.96
Bottom of range [member] | US Dollar to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1,064.67	1,029.1
Bottom of range [member] | US Dollar to Tanzanian Shilling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	2,186.57	2,211.95
Bottom of range [member] | US Dollar to Zambian Kwacha [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	11.24	10.28
Top of range [member] | Euro to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	23.06	25.86
Top of range [member] | Euro to Pound Sterling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	0.91	0.95
Top of range [member] | Euro to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1,377.10	1,372.3
Top of range [member] | Euro to US Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1.18	1.23
Top of range [member] | Pound Sterling to US Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1.43	1.39
Top of range [member] | US Dollar to Australian Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1.52	1.54
Top of range [member] | US Dollar to Chinese Yuan [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	7.30	7.18
Top of range [member] | US Dollar to Colombian Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	3,609.92	3,624.5
Top of range [member] | US Dollar to Euro [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	0.93	0.94
Top of range [member] | US Dollar to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	20.44	22.24
Top of range [member] | US Dollar to Nigerian Naira [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	374.60	370.18
Top of range [member] | US Dollar to Peruvian Nuevo Sol [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	3.47	3.50
Top of range [member] | US Dollar to South African Rand [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	15.83	16.79
Top of range [member] | US Dollar to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1,244.42	1,201.71
Top of range [member] | US Dollar to Tanzanian Shilling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	2,413.71	2,384.69
Top of range [member] | US Dollar to Zambian Kwacha [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	16.81	13.47